Pension and Other Employee Benefits - Additional Information (Detail) (USD $)							12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Sep. 29, 2012 German Pension Plan [Member]	Sep. 24, 2011 German Pension Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Pension And Other Employee Benefit Plans [Line Items]
Pension liability	$ 9,700,000	$ 8,100,000
Projected benefit obligations in excess of plan assets	9,744,000	8,064,000	9,093,000	6,736,000
Accumulated benefit obligation					9,700,000	8,100,000
Projected benefit obligation for long-term service awards	600,000	600,000
Employees contribution of compensation per year							70.00%
Employers obligation for matching contribution							50.00%
First compensation contributed by employee							6.00%
Company's contribution							2,300,000	2,100,000	2,000,000
Compensation deferral limit							80.00%
Period for right to terminate the plan							12 months
Accrued deferred compensation liabilities							6,100,000
Amount classified as current liabilities within Accrued salaries and employee benefits							700,000
Amount classified as non current liabilities within Other long-term liabilities							$ 5,400,000